Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable	$ 1,609	$ 4,948
Accrued Liabilities	39,474	1,705
Other Accrued Liabilities	6,670	7,323
Accounts Payable and Accrued Liabilities, Current	$ 47,753	$ 13,976